Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed
Schedule of impairment charges and fair value adjustments on flight equipment sold or to be disposed of

	Three Months Ended
	March 31, 2013			March 31, 2012
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Loss
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	2	$9.5		2	$5.2
Impairment charges on aircraft intended to be or designated for part-out	8	17.0	(a)	—	2.1	(a)

Total Impairment charges and fair value adjustments on flight equipment	10	$26.5	(a)	2	$7.3	(a)

(a)
Includes charges relating to one engine for the three months ended March 31, 2013, and three engines for the three months ended March 31, 2012.

	December 31,
	2012				2011		2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	10	(a)	$43.3		17	$163.1	15	$155.1
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment(b)	4		4.1		10	(3.7)	60	372.1
Impairment charges on aircraft intended to be or designated for part-out	12		42.3	(c)	3	10.9	2	25.6

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	26		$89.7	(c)	30	$170.3	77	$552.8

(a)
One of the ten aircraft was impaired twice during 2012.

(b)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment. Also included in these amounts are net positive fair value adjustments related to sales price adjustments for aircraft that were previously held for sale and sold during periods presented.

(c)
Includes charges relating to 13 engines for the year ended December 31, 2012.